INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2024
INTANGIBLE ASSETS
Summary of intangible assets

	Useful Life	October 31, 2024
Regulatory licenses	10 Years	$1,797,109
Less: accumulated amortization		(119,808)
Less: impairment loss		(1,677,301)
		$—